GENERAL	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

Tikcro Technologies Ltd. ("the Company" or "Tikcro") was incorporated in 1999, under the laws of Israel.

The Company is enagrged in biotechnology development of projects originated in Israeli academic centers. The Company developes certain antibodies, in selection and pre-clinical trials with a focus on antibodies blocking immune modulators for cancer treatment.